INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
13. INCOME TAXES
Current income tax expense represents the amount expected to be reported on the Company’s income tax returns, and deferred tax expense or benefit represents the change in net deferred tax assets and liabilities. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities as measured by the enacted tax rates that will be in effect when these differences reverse. Valuation allowances are recorded as appropriate to reduce deferred tax assets to the amount considered likely to be realized. The Company had $0.7 million of income tax expense, $17.1 million income tax benefit and $15.8 million income tax expense for the years ended December 31, 2023, 2022 and 2021, respectively.

	Year Ended December 31,
	2023	2022	2021
Current tax:
Federal	$—	$74	$—
State	683	1,356	6,235
Total current tax	683	1,430	6,235
Deferred tax:
Federal	—	(18,532)	11,218
State	—	11	(1,690)
Total deferred tax	—	(18,521)	9,528
Total income tax expense (benefit)	$683	$(17,091)	$15,763
The reconciliation between the U.S. statutory tax rate and the Company’s effective tax is presented as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
U.S. federal statutory income tax (benefit) expense applied to loss before income taxes	$(51,619)	$(454,316)	$13,246
State income taxes, net of federal benefit	12,325	(31,667)	3,591
Stock compensation	16,578	4,789	141
Non-deductible interest	11,659	11,366	5,310
Fair value adjustment - convertible notes	—	(10,942)	3,370
Reorganization costs	40,572	—	—
Non-deductible expenses	—	288	(702)
Valuation allowance	(29,195)	241,892	(9,180)
Goodwill impairment	—	221,499	—
Other permanent items	363	—	(13)
Total income tax expense (benefit)	$683	$(17,091)	$15,763
The Company’s deferred tax assets and liabilities are detailed as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Deferred tax assets:
Net operating loss carryforward	$73,272	$79,729	$29,837
Capital loss carryforward	50,313	52,765	—
Deferred interest carryforward	18,438	11,289	—
Research tax credit carryforward	483	404	404
Reserves and accruals	2,440	4,248	148
Stock-based compensation	17,614	16,917	15,190
Unrealized capital loss	—	—	—
Property, plant and equipment, net	53,334	75,349	—
Digital asset impairment loss	6	—	8,368
Debt extinguishment loss	2,446	2,561	2,558
Intangibles (other than goodwill)	2,660	2,301	2,270
Leases	2,099	7,062	5,231
Capitalized research and development expenses	4,226	801	—
Other	6	169	3
Gross deferred tax assets	227,337	253,595	64,009
Valuation allowance	(219,515)	(248,710)	(6,781)
Deferred tax assets, net of valuation allowance	7,822	4,885	57,228
Deferred tax liabilities:
Deferred settlement	(6,031)	—	—
Operating lease ROU assets	(1,791)	(4,885)	—
Property, plant and equipment, net	—	—	(75,759)
Deferred tax liabilities, net	(7,822)	(4,885)	(75,759)
Total net deferred tax assets (liabilities)	$—	$—	$(18,531)
The changes in the Company’s valuation allowance were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Beginning Balance	$248,710	$6,781	$15,961
Change related to current net operating losses and impairments	(561)	241,892	20,680
Net change related to generation of tax attributes	—	—	(695)
Change related to deferred tax adjustments	(37,485)	37	(20,025)
Change related to prior period adjustments	8,851	—	(137)
Acquisition deferred tax liabilities	—	—	(9,003)
Ending Balance	$219,515	$248,710	$6,781
Realization of deferred tax assets is dependent upon the generation of future taxable income, if any, the timing and amount of which are uncertain. The assessment regarding whether a valuation allowance is required on deferred tax assets considers the evaluation of both positive and negative evidence when concluding whether it is more likely than not that deferred tax assets are realizable. After reviewing the positive and negative evidence available, the Company has recorded a valuation allowance of $219.5 million. The valuation allowance primarily relates to deferred tax assets for fixed assets, net operating loss carryforwards and capital loss carryforwards.
As of December 31, 2023, the Company has federal and state net operating loss carryforwards in the amount of $330.2 million and $106.6 million, respectively. As of December 31, 2022, the Company had federal and state net operating loss carryforwards in the amount of $344.6 million and $198.5 million, respectively. The federal net operating loss can be carried forward indefinitely, however the utilization of the federal net operating loss for a tax year is equal to the lesser of (1) the aggregate of the net operating loss carryovers to such year, plus the net operating carrybacks to such tax year, or (2) 80% of taxable income determined without regard to the deduction. The Company's state net operating loss carryforwards range from 2033 to indefinite. As of December 31, 2023, the Company had U.S. federal and state capital loss carryforwards of $220.3 million and $109.6 million, respectively. The capital loss carryforwards begin to expire in 2027.
In addition, the Company's net operating loss may be subject to utilization limitations due to changes of control, as defined by tax law under Internal Revenue Code Sections 382. Similar provisions may subject the capital loss carryforwards to utilization limitation. The Company completed a Section 382 study related to the acquired Blockcap tax attributes and determined there are no limitations on future utilization of the acquired attributes.
At December 31, 2023, we recorded a total amount of unrecognized tax benefit of $0.3 million. The Company had no unrecognized income tax benefits as of December 31, 2022. Accrued interest and penalties related to unrecognized tax benefits are recorded as income tax expense. The Company continues to believe its positions are supportable; however, due to uncertainties in any tax audit outcome, the Company's estimates of the ultimate settlement of uncertain tax positions may change and the actual tax benefits may differ from the estimates.
The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company’s 2019 through 2023 tax years are subject to U.S. federal and state examination.